CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 18,006	$ 32,868
Restricted cash	10,331	10,630
Trade receivables	8,227	8,200
Amounts due from affiliates	4,378	4,239
Advances to joint ventures	6,725	7,130
Inventory	734	767
Current portion of net investment in direct financing lease	3,335	3,192
Current deferred tax asset	0	381
Prepaid expenses and other receivables	519	528
Total current assets	52,255	67,935
Long-term assets
Restricted cash	14,640	15,198
Vessels, net of accumulated depreciation	347,834	353,078
Other equipment	635	119
Intangibles and goodwill	17,450	18,646
Advances to joint ventures	3,598	6,861
Net investment in direct financing lease	288,407	290,111
Long-term deferred tax asset	2,623	1,645
Other long-term assets	8,442	10,150
Total long-term assets	683,629	695,808
Total assets	735,884	763,743
Current liabilities
Current portion of long-term debt	32,208	32,208
Trade payables	475	1,350
Amounts due to owners and affiliates	9,569	10,604
Loans and promissory notes due to owners and affiliates	0	287
Value added and withholding tax liability	2,394	2,078
Derivative financial instruments	4,954	4,912
Current deferred tax liability	2,065	450
Accrued liabilities and other payables	17,232	20,782
Total current liabilities	68,897	72,671
Long-term liabilities
Accumulated losses of joint ventures	51,082	42,507
Long-term debt	315,573	330,635
Sellers' credit note	47,000	47,000
Derivative financial instruments	13,539	5,855
Long-term deferred tax liability	582	644
Other long-term liabilities	15,348	14,633
Total long-term liabilities	443,124	441,274
Total liabilities	512,021	513,945
EQUITY
Total partners' capital	239,637	257,039
Accumulated other comprehensive income (loss)	(15,774)	(7,241)
Total equity	223,863	249,798
Total liabilities and equity	735,884	763,743
Common units public [Member]
EQUITY
Total partners' capital	201,639	209,372
Total equity	201,639	209,372
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	5,264	6,604
Total equity	5,264	6,604
Subordinated units [Member]
EQUITY
Total partners' capital	32,734	41,063
Total equity	$ 32,734	$ 41,063